Commitments	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Commitments

12.	Commitments

The Company leases certain offices, facilities and equipment under operating leases expiring at various dates through 2016.  At December 31, 2011 the minimum annual lease commitments under the leases having terms in excess of one year were as follows (in thousands):

Operating
Years Ending December 31,	leases
2012	$801
2013	488
2014	172
2015	49
2016	25
Thereafter	-
Total lease commitments	$1,535

Rent and lease expense was approximately $0.6 million and $0.5 million for 2011 and 2010, respectively.